Victory Tax Exempt Short-Term Fund Investment Strategy - Victory Tax Exempt Short-Term Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in investment-grade securities, the interest from which is excludable from gross income for federal income tax purposes (referred to herein as “tax-exempt securities”).During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities.The effective duration of the Fund is not restricted but generally is expected to be within two years of the Fund's benchmark.In addition, during normal market conditions, at least 80% of the Fund’s annual net investment income dividends will be tax-exempt and excludable from the calculation of the federal alternative minimum tax (“AMT”) for individual taxpayers. This policy may be changed only by a shareholder vote.When weighing the decision to buy or sell a security, the Adviser strives to balance the amount of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond. The Adviser generally intends to hold investments until maturity, resulting in lower portfolio turnover in the Fund, although these intentions may be adjusted in response to the market or other events.